Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	20,294,117
Proposed Maximum Offering Price per Unit	8.50
Maximum Aggregate Offering Price	$ 172,499,994.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,822.25
Offering Note	(A) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. Represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3 (Registration 333-275314), which was filed on November 3, 2023. (B) Includes 2,647,058 shares of common stock that the underwriters have an option to purchase.